MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, net beginning balance	$ 101,969	$ 94,493
Acquisitions	25,033	28,412
Capitalized to aircraft improvements	(192)	(5,245)
Maintenance rights recognized into earnings	(465)	0	$ 0
Cash receipts from maintenance rights	0	(9,513)
Maintenance rights associated with aircraft sold	4,954	(6,178)
Maintenance rights, net at end of year	$ 131,299	$ 101,969	$ 94,493